Annual Fund Operating Expenses - Class A C S I N R T Shares - Janus Henderson High-Yield Fund	Oct. 28, 2020
Class A
Operating Expenses:
Management Fees	0.57%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.98%	[1]
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.98%	[1]
Class C
Operating Expenses:
Management Fees	0.57%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.72%	[1]
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.72%	[1]
Class S
Operating Expenses:
Management Fees	0.57%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.30%	[1]
Fee Waiver	0.17%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.13%	[1]
Class I
Operating Expenses:
Management Fees	0.57%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.72%	[1]
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.72%	[1]
Class N
Operating Expenses:
Management Fees	0.57%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.62%	[1]
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.62%	[1]
Class R
Operating Expenses:
Management Fees	0.57%
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.57%	[1]
Fee Waiver	0.18%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.39%	[1]
Class T
Operating Expenses:
Management Fees	0.57%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.87%	[1]
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund's total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.63% for at least a one-year period commencing on October 28, 2020. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.